UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 47,057	$ 35,945	$ 91,229	$ 71,662
Time charter expenses	(647)	(1,129)	(1,357)	(1,659)
Direct vessel expenses	(762)	(601)	(1,524)	(1,103)
Management fees	(15,826)	(11,102)	(29,924)	(22,057)
General and administrative expenses	(1,123)	(765)	(2,207)	(1,677)
Depreciation and amortization	(16,123)	(12,043)	(29,453)	(23,989)
Interest income	43	114	255	291
Interest expenses and finance cost, net	(14,048)	(12,112)	(27,385)	(24,319)
Other (expense)/income, net	(107)	(235)	(435)	135
Net loss	(1,536)	(1,928)	(801)	(2,716)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	122	311	34	441
Net loss attributable to common stockholders	$ (1,441)	$ (1,644)	$ (821)	$ (2,329)
Net loss per share, basic	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)
Weighted average number of shares, basic	90,215,506	40,517,413	72,143,198	40,517,413
Net loss per share, diluted	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.06)
Weighted average number of shares, diluted	90,215,506	40,517,413	72,143,198	40,517,413